Tax situation (Tables)	12 Months Ended
Dec. 31, 2019
Tax situation
Schedule of income tax years for review by tax authorities

The Income Tax and Value Added Tax (VAT) returns for the following years are open to review by the Tax Authorities:

Years open to review by the
Entity	Tax Authorities

Compañía de Minas Buenaventura S.A.A.	2015-2019
Compañía Minera Condesa S.A.	2015-2019
Compañía Minera Colquirrumi S.A.	2015-2019
Consorcio Energético de Huancavelica S.A.	2016-2019
Contacto Corredores de Seguros S.A.	2014-2019
El Molle Verde S.A.C.	2015-2019
Empresa de Generación Huanza S.A.	2015-2019
Inversiones Colquijirca S.A.	2015-2019
Minera La Zanja S.R.L.	2016-2019
Sociedad Minera El Brocal S.A.A.	2014, 2016-2019
S.M.R.L. Chaupiloma Dos de Cajamarca	2015-2019
Procesadora Industrial Río Seco S. A.	2015-2019
Apu Coropuna S.R.L.	2015-2019
Cerro Hablador S. A. C.	2015-2019
Minera Azola S. R. L.	2015-2019

Schedule of other assessments

A summary of these assessments follows:

		Penalty and
Year	Taxes	interest	Total
	US$(000)	US$(000)	US$(000)

2003 – 2005	8,857	39,196	48,053
2006	10,990	51,943	62,933
2007	12,376	17,845	30,221
2008	20,797	12,968	33,765
2009	56,388	51,219	107,607
2010	62,581	107,324	169,905
2011	49,055	65,189	114,244
2012	51,981	11,257	63,238
2014 - 2019	38,975	—	38,975

	312,000	356,941	668,941

Minera Yanacocha SRL and subsidiary [Member]
Tax situation
Schedule of income tax years for review by tax authorities

The Company has entered into the following tax stability agreements, each with a term of 15 years:

Date of the Tax
Mine	Effective	Agreement	Tax Regimes in Force

Cerro Yanacocha	January 1, 2000	September 16, 1998	May 22, 1997
La Quinua	January 1, 2004	August 25, 2003	August 25, 2003

Schedule of income tax provision

The Company’s income tax provision consisted of the following:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Current Peruvian income tax	42,978	12,525	3,877
Royalties and mining taxes	11,444	8,822	4,944
Income tax from prior years	8,459	8,900	(2,006)
Fines from previous years, note 24	4,056	—	—
Other taxes	993	121	211
Income tax prior years refunds (*)	(3,002)	—	—
Current income tax expense	64,928	30,368	7,026
Deferred income tax expenses (benefit)	—	(1,071)	—

Income tax expense	64,928	29,297	7,026

Schedule of reconciliation of tax expense and the accounts profit

Below is a reconciliation of tax expense and the accounts profit multiplied by the statutory tax rate for the years 2019, 2018 and 2017:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Loss before income tax	(30,329)	(52,220)	(168,428)
Peruvian statutory tax rate	29.5%	29.5%	29.5%
Income tax income	(8,947)	(15,405)	(49,686)
Valuation allowance on deferred tax asset	46,473	23,771	50,960
Effect of change in translation to US dollars	(4,217)	—	—
Mining taxes	8,068	6,260	3,530
Non-deductible expenses	13,045	6,962	4,204
Difference in income tax rate applicable to La Quinua at 29%	—	(176)	(124)
Income tax prior years (refunds) / payments	6,450	7,885	(1,858)
Fines from prior years, note 24	4,056	—	—

Total income tax expense	64,928	29,297	7,026

Sociedad Minera El Brocal S.A.A. [Member]
Tax situation
Schedule of income tax provision

The income tax expense (benefit) for the years ended December 31, 2019, 2018 and 2017 is shown below:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Income tax
Current	107,666	254,767	430,974
Deferred	139,934	61,483	(167,541)
	247,600	316,250	263,433
Mining taxes
Current mining royalty and special mining tax	47,032	6,661	213,280

Supplementary retirement fund
Current	1,835	1,499	10,897
Deferred	1,607	760	(1,567)
	3,442	2,259	9,330

Income tax expense reported in the statements of comprehensive income	298,074	325,170	486,043

Schedule of deferred taxes

	December 31, 2019	December 31, 2018	December 31, 2017
	US$(000)	US$(000)	US$(000)
Deferred income tax
Asset
Royalty accrual	84,546	109,505	127,475
Provision for remediation and mine closure	17,309	15,131	12,083
Embedded derivatives for price adjustment of copper concentrate and cathode	(10,742)	6,050	—
Unpaid vacations	6,618	5,937	5,293
Provision for mining taxes	3,737	4,120	8,742
SUNAT Assessments	—	4,055	4,077
Cost of net asset for the construction of the tailing dam	1,191	2,638	2,007
Development costs	72	122	183
Leases net assets	(2,454)	—	—
Other provisions	10,276	10,450	4,240
	110,553	158,008	164,100
Liability
Property, plant and equipment depreciation	429,466	337,642	261,434
Stripping activity asset	33,660	27,464	22,014
Difference in valuation of inventories	14,885	16,605	16,264
Debt issuance costs	933	1,894	2,663
Lease liabilities	(2,860)	—	—
Price adjustment of copper concentrate and cathode	—	—	25,840
	476,084	383,605	328,215
Deferred liabilities, net	365,531	225,597	164,115
Supplementary retirement fund
Deferred liability	4,258	2,651	1,890

Total deferred income tax liability, net	369,789	228,248	166,005

Schedule of other assessments

Year	Taxes	Penalty and interest	Total
	US$(000)	US$(000)	US$(000)

2003 – 2005	8,857	39,196	48,053
2006	10,990	51,943	62,933
2007	12,376	17,845	30,221
2008	20,797	12,968	33,765
2009	56,388	51,219	107,607
2010	62,581	107,324	169,905
2011	49,055	65,189	114,244
2012	51,981	11,257	63,238
2014 –2019	38,975	—	38,975

	312,000	356,941	668,941

Schedule of types of temporary differences, unused tax losses and unused tax credits.

(g)   The Company recognizes the effect of temporary differences between the accounting base for financial reporting purposes and the tax base. The composition of this item is made up as follows:

	December 31, 2019	December 31, 2018	December 31, 2017
	US$(000)	US$(000)	US$(000)
Deferred income tax
Asset
Royalty accrual	84,546	109,505	127,475
Provision for remediation and mine closure	17,309	15,131	12,083
Embedded derivatives for price adjustment of copper concentrate and cathode	(10,742)	6,050	—
Unpaid vacations	6,618	5,937	5,293
Provision for mining taxes	3,737	4,120	8,742
SUNAT Assessments	—	4,055	4,077
Cost of net asset for the construction of the tailing dam	1,191	2,638	2,007
Development costs	72	122	183
Leases net assets	(2,454)	—	—
Other provisions	10,276	10,450	4,240
	110,553	158,008	164,100
Liability
Property, plant and equipment depreciation	429,466	337,642	261,434
Stripping activity asset	33,660	27,464	22,014
Difference in valuation of inventories	14,885	16,605	16,264
Debt issuance costs	933	1,894	2,663
Lease liabilities	(2,860)	—	—
Price adjustment of copper concentrate and cathode	—	—	25,840
	476,084	383,605	328,215
Deferred liabilities, net	365,531	225,597	164,115
Supplementary retirement fund
Deferred liability	4,258	2,651	1,890

Total deferred income tax liability, net	369,789	228,248	166,005

Schedule of reconciliation of income tax rate.

For the years ended December 31, 2019, 2018 and 2017, the income tax expense recorded differs from the result of applying the legal rate to the Company’s profit before income tax, as detailed below:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Profit before income tax	688,451	444,880	835,924
Income tax rate	32%	32%	32%
Expected income tax expense	220,304	142,362	267,496
Non - deductible expenses	28,181	25,352	25,217
Royalty case	—	143,728	(12,029)
Uncertain tax positions - IFRIC 23	20,767	—	—
Special mining tax and mining royalties	(15,660)	(25,165)	(21,704)
Special mining burden (GEM)	—	(22,334)	—
Income tax rate change effect on deferred taxes for change in Peruvian tax law once the current Stability Contract expires (from 32% to 31.18%)	(2,746)	(1,958)	(1,632)
Income tax true – ups	(10,255)	(10,312)	10,210
Others	7,620	4,896	(4,125)
Current and deferred income tax charges to results	248,211	256,569	263,433
Mining taxes charged to results	48,036	65,055	213,280
Supplementary retirement fund charged to results	1,827	3,546	9,330

	298,074	325,170	486,043

Effective income tax	43.30%	73.09%	58.14%